13. Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Taxes Tables Abstract
Income Tax and Social Contribution
.
			Recognized					Recognized
	Balance as of	Recognized	comprehensive	Balance as of	Recognized	Effects of applying	Business	comprehensive	Balance as of
	January 1, 2017	in income	income	December 31, 2017	in income	new IFRS	combination effect	income	December 31, 2018
Noncurrent assets
Provisions for legal claims	438,538	75,820	-	514,358	55,123	-	3,696	-	573,177
Post-employment benefits	260,068	16,716	16,827	293,611	15,080	-	-	19,994	328,685
Impairment of assets	289,617	20,944	-	310,561	17,450	-	-	-	328,011
Research and development and energy efficiency programs	142,279	14,046	-	156,325	(1,834)	-	-	-	154,491
Provision for energy purchases	115,257	14,620	-	129,877	25,693	-	-	-	155,570
Expected credit losses	129,638	(16,258)	-	113,380	(6,838)	7,468	-	-	114,010
Tax losses and negative tax basis	51,113	59,545	-	110,658	(39,518)	-	-	-	71,140
Social security contributions - injunction on judicial deposit	54,750	6,106	-	60,856	6,154	-	-	-	67,010
Amortization - concession	44,131	4,591	-	48,722	4,617	-	-	-	53,339
Provision for tax losses	23,176	739	-	23,915	11,518	-	-	-	35,433
Provision for profit sharing	21,331	939	-	22,270	8,278	-	-	-	30,548
Concession contracts	26,206	(1,300)	-	24,906	(1,300)	-	-	-	23,606
Financial instruments	12,923	2,795	-	15,718	(3,486)	-	-	-	12,232
Others	91,337	(33,878)	-	57,459	37,898	1,006	-	-	96,363
	1,700,364	165,425	16,827	1,882,616	128,835	8,474	3,696	19,994	2,043,615
(-) Noncurrent liabilities
Concession contracts	440,522	95,204	-	535,726	68,475	-	9,457	-	613,658
Deemed cost	486,795	(36,911)	-	449,884	(34,559)	-	-	-	415,325
Escrow deposits monetary variation	62,538	(7,210)	-	55,328	8,839	-	-	-	64,167
Transaction cost on borrowings and debentures	9,642	11,896	-	21,538	9,589	-	-	-	31,127
Deferment of capital gains	11,320	-	-	11,320	-	-	-	-	11,320
Capitalization of financial charges	5,357	-	-	5,357	(3,459)	-	-	-	1,898
Others	48,265	(2,811)	(853)	44,601	11,878	-	-	-	56,479
	1,064,439	60,168	(853)	1,123,754	60,763	-	9,457	-	1,193,974
Net	635,925	105,257	17,680	758,862	68,072	8,474	(5,761)	19,994	849,641
Assets presented in the Statement of Financial Position	814,355			915,492					1,007,061
(-) Liabilities presented in the Statement of Financial Position	(178,430)			(156,630)					(157,420)

Realization of Deferred Taxes

	Assets	Liabilities
2019	528,769	(82,554)
2020	263,907	(82,937)
2021	164,724	(83,423)
2022	131,876	(100,484)
2023	103,979	(68,853)
2024 to 2026	216,854	(188,881)
2027 to 2029	637,249	(590,585)
	2,047,358	(1,197,717)

Other Recoverable Taxes and Other Taxes Due

	12.31.2018	12.31.2017
Current assets
Recoverable ICMS (VAT)	96,072	68,773
Recoverable PIS/Pasep and Cofins taxes	64,200	128,888
Other recoverable taxes	570	571
	160,842	198,232
Noncurrent assets
Recoverable ICMS (VAT)	50,306	36,740
PIS/Pasep and Cofins taxes	147,380	46,858
Other recoverable taxes	33,714	33,376
	231,400	116,974
Current liabilities
ICMS (VAT) payable	185,634	151,928
PIS/Pasep and Cofins payable	115,345	17,632
IRRF on JSCP	23,687	54,047
Special Tax Regularization Program - Pert (13.3.1)	46,777	45,108
Ordinary financing of taxes with the federal tax authorities	64,974	63,791
Other taxes	15,016	12,981
	451,433	345,487
Noncurrent liabilities
Social security contributions - injunction on judicial deposit	197,413	179,373
Special Tax Regularization Program - Pert (13.3.1)	471,665	488,563
Ordinary financing of taxes with the federal tax authorities	21,658	85,054
TCFRH (a)	101,821	53,349
Other taxes	4,175	3,237
	796,732	809,576
(a) Fee for Control, Monitoring and Inspection of Activities of Exploitation and Use of Water Resources - payment suspended due to injunction.

Reconciliation of Provision for Income Tax (IRPJ) and Social Contribution (CSLL)

	12.31.2018	12.31.2017	12.31.2016
Income before IRPJ and CSLL	1,955,997	1,392,941	1,394,162
IRPJ and CSLL (34%)	(665,039)	(473,600)	(474,015)
Tax effects on:
Equity in income	46,203	36,555	66,899
Interest on own capital	98,917	90,440	96,202
Dividends	280	497	838
Non deductible expenses	(9,322)	(26,292)	(11,624)
Tax incentives	16,465	14,973	16,567
Unrecognized income and social contribution tax loss carry-forwards	(15,383)	(5,645)	-
Setting up and/or offset of income tax and social contribution losses of prior years	5,037	90,804	-
Difference between the calculation bases of deemed profit and taxable profit	11,076	(19,680)	(114,149)
Others	(227)	17,262	(100,408)
Current IRPJ and CSLL	(580,065)	(379,943)	(589,322)
Deferred IRPJ and CSLL	68,072	105,257	69,632
Effective rate - %	26.2%	19.7%	37.3%